Income Taxes (Details) - USD ($)	Mar. 31, 2017	Dec. 31, 2016
Deferred tax assets:
Accrued liabilities not currently deductible	$ 74,355	$ 64,210
Net operating loss and capital loss carryforwards	882,892	506,259
Gross deferred tax assets	957,247	570,469
Valuation allowance	(663,317)	(417,581)
Gross deferred tax assets net of valuation allowance	293,930	152,888
Deferred tax liabilities
Stock-based compensation	16,625	16,625
Website development costs and fixed assets	277,305	136,263
Net deferred tax asset	$ 0	$ 0